Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Research and development [Abstract]
External research and development expenses		$ 6,085	$ 7,876	$ 11,507	$ 14,923
Employee expenses	[1],[2]	2,857	1,810	5,242	3,358
Depreciation		7	5	13	11
Other expenses		9	64	48	121
Total research and development expenses		8,958	9,755	16,810	18,413
General and administrative [Abstract]
External costs		3,694	2,322	6,563	4,237
Employee expenses	[2],[3]	1,977	1,069	3,918	1,950
Depreciation		75	73	145	147
Total general and administrative expenses		5,746	3,464	10,626	6,334
Total operating expenses		14,704	13,219	27,436	24,747
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		800	(100)	1,500	100
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		1,000	(8)	2,000	100
Foreign exchange gain [Abstract]
Foreign exchange gain		$ 2,502	$ 466	$ 1,860	$ 1,787

[1]	Included in employee expenses is a share based compensation expense of $0.8 million and $1.5 million for the three and six months ended June 30, 2025, respectively, relating to employees in the research and development department (three and six months ended June 30, 2024, credit of $0.1 million and expense of $0.1 million, respectively).
[2]	Includes termination expenses incurred in the period.
[3]	Included in employee expenses is share based compensation expense of $1.0 million and $2.0 million for the three and six months ended June 30, 2025, respectively, relating to employees in the general and administrative department (three and six months ended June 30, 2024, credit of $8 thousand and expense $0.1 million, respectively).